Accounts Receivable and Loans (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
U S Card Services [Member] | Card Member Loans [Member]
Financing receivable recorded investment aging
Current	$ 57,772	$ 55,281
30 to 59 days past due	183	200
60 to 89 days past due	134	147
90+ days past due	306	325
Total aging	58,395	55,953
U S Card Services [Member] | Card Member Receivables [Member]
Financing receivable recorded investment aging
Current	21,488	20,748
30 to 59 days past due	125	116
60 to 89 days past due	69	76
90+ days past due	160	184
Total aging	21,842	21,124
International Card Services [Member] | Card Member Loans [Member]
Financing receivable recorded investment aging
Current	8,664	9,099
30 to 59 days past due	43	47
60 to 89 days past due	28	30
90+ days past due	55	60
Total aging	8,790	9,236
International Card Services [Member] | Card Member Receivables [Member]
Financing receivable recorded investment aging
90+ days past due	83	74
Total aging	7,771	7,778
Global Commercial Services [Member] | Card Member Receivables [Member]
Financing receivable recorded investment aging
90+ days past due	132	112
Total aging	$ 14,391	$ 13,671